UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

SMITH BARNEY INVESTMENT FUNDS INC.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  SEPTEMBER 30
Date of reporting period: MARCH 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.



                                  SMITH BARNEY
                              SMALL CAP VALUE FUND

             STYLE PURE SERIES | SEMI-ANNUAL REPORT | MARCH 31, 2004



                         logo: Smith Barney Mutual Funds

                  Your Serious Money. Professionally Managed. (R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE

PHOTO OF: PETER J. HABLE
PETER J. HABLE
CO-PORTFOLIO MANAGER

PHOTO OF: THOMAS B. DRISCOLL III
THOMAS B. DRISCOLL III
CO-PORTFOLIO MANAGER

logo: waterdrop

Style Pure Series

Semi-Annual Report o March 31, 2004

SMITH BARNEY
SMALL CAP VALUE FUND

PETER J. HABLE

Peter Hable has more than 20 years of securities business experience and has managed the fund since its inception. Education: BS in Economics from Southern Methodist University, MBA from the University of Pennsylvania's Wharton School of Finance.

THOMAS B. DRISCOLL III

Thomas Driscoll has more than 7 years of securities business experience and has co-managed the fund since April 18, 2002. Education: BS from Drew University, MBA from the University of California, Davis.

FUND OBJECTIVE

The fund seeks long-term capital growth. Under normal conditions the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in common stock and other equity securities of smaller capitalized U.S. companies. Smaller capitalized companies are those whose market capitalizations at the time of investment are no greater than the market capitalization of companies in the Russell 2000 Value Index.*

FUND FACTS

FUND INCEPTION
--------------------------------------------------------------------------------
February 26, 1999

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
20 Years (Peter J. Hable)
 7 Years (Thomas B. Driscoll)



*The Russell 2000 Value Index measures the performance of those Russell 2000
 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.)

WHAT'S INSIDE

Letter from the Chairman ..................................................... 1
Schedule of Investments ...................................................... 3
Statement of Assets and Liabilities .......................................... 8
Statement of Operations ...................................................... 9
Statements of Changes in Net Assets ..........................................10
Notes to Financial Statements ................................................11
Financial Highlights .........................................................17

                             LETTER FROM THE CHAIRMAN

photo of: R. JAY GERKEN, CFA
R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

DEAR SHAREHOLDER,

For the six months ended March 31, 2004, the equity markets posted solid gains as the domestic economy showed signs of continued recovery. In general, stocks of smaller companies continued to outperform those of larger companies. Many of the geopolitical concerns that had dominated the headlines for much of 2003 continued into the first quarter of 2004, especially the situation in Iraq, the Middle East and the recent terrorist attack in Spain. In this environment, mixed economic signals, including gross domestic product ("GDP")i growth rates, corporate earnings news, and the domestic employment situation made decision-making for many investors and businesses exceedingly difficult.

PERFORMANCE REVIEW

Within this environment, the fund performed as follows: For the six months ended March 31, 2004, Class A shares of the Smith Barney Small Cap Value Fund, excluding sales

--------------------------------------------------------------------------------

                              PERFORMANCE SNAPSHOT
                              AS OF MARCH 31, 2004
                            (excluding sales charges)

                                                                 6 MONTHS

     Class A Shares                                               19.52%

     Russell 2000 Value Index                                     24.42%

     Lipper Small-Cap Value Funds Category Average                22.74%

   THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.SMITHBARNEYMUTUALFUNDS.COM.

   CLASS A SHARE RETURNS ASSUME THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE AND THE DEDUCTION OF ALL FUND EXPENSES. RETURNS HAVE NOT BEEN ADJUSTED TO INCLUDE SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS. EXCLUDING SALES CHARGES, CLASS B SHARES RETURNED 19.00%, CLASS L SHARES RETURNED 19.07% AND CLASS Y SHARES RETURNED 19.71% OVER THE SIX MONTHS ENDED MARCH 31, 2004.

   Effective February 2, 2004, initial sales charges on Smith Barney Class L shares were suspended.

   All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book rations and lower forecasted growth values.

   Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended March 31, 2004, calculated among the 234 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

--------------------------------------------------------------------------------

          1 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report charges, returned 19.52%. These shares underperformed the fund's unmanaged benchmark, the Russell 2000 Value Indexi, which returned 24.42% for the same period. They also underperformed the fund's Lipper small-cap value funds category average, which returned 22.74% for the same period.ii

All of the stock market sectors in which the fund was invested generally experienced positive returns during the period. For most of calendar year 2003, the market for small capitalization stocks was generally characterized by the outperformance of companies with the smallest capitalizations, greatest volatility and lowest earnings quality. This trend continued into the first quarter of 2004 and presented a very frustrating period for active managers trying to outperform a small-cap benchmark, since we believe it is difficult to accumulate, and imprudent to have, a large concentration in these types of more illiquid and more speculative stocks. To date, this situation has left the fund with solid absolute returns, but behind its benchmark in relative returns.

SPECIAL SHAREHOLDER NOTICE

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. The current expenses, management fees, and sales charge have not changed.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 16, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 3 through 7 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

RISKS: Investments in small-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of March 31, 2004 were: Industrials (29.2%); Financials (19.3%); Consumer Discretionary (14.1%); Information Technology (12.8%); Materials (6.4%). The fund's portfolio composition is subject to change at any time.

i The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

ii Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended March 31, 2004, calculated among the 234 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

          2 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report


 SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                                 MARCH 31, 2004

     SHARES                                                      SECURITY                                               VALUE
===================================================================================================================================

COMMON STOCK -- 97.3%
CONSUMER DISCRETIONARY -- 14.1%
Auto Components -- 1.8%
     383,500     Sauer-Danfoss, Inc.                                                                                  $  5,242,445
     225,600     Wabtec Corp.                                                                                            3,212,544
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,454,989
-----------------------------------------------------------------------------------------------------------------------------------

Hotels, Restaurants & Leisure -- 2.1%
     250,800     Benihana Inc., Class A Shares*                                                                          4,519,165
     282,000     O'Charley's Inc.*                                                                                       5,146,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,665,665
-----------------------------------------------------------------------------------------------------------------------------------

Household Durables -- 1.4%
     207,600     Furniture Brands International, Inc.                                                                    6,684,720
-----------------------------------------------------------------------------------------------------------------------------------

Media-- 0.5%
     222,400     Advanced Marketing Services, Inc.                                                                       2,201,760
-----------------------------------------------------------------------------------------------------------------------------------

Multiline Retail -- 2.5%
     270,875     Dillard's, Inc., Class A Shares                                                                         5,189,965
     123,200     The Neiman Marcus Group, Inc., Class A Shares*                                                          6,645,408
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,835,373
-----------------------------------------------------------------------------------------------------------------------------------

Specialty Retail -- 4.5%
     151,600     The Buckle, Inc.                                                                                        4,390,336
     228,300     The Cato Corp., Class A Shares                                                                          4,584,264
     105,100     Deb Shops, Inc.                                                                                         2,702,121
     164,000     Linens 'n Things, Inc.*                                                                                 5,807,240
     249,800     Pomeroy IT Solutions, Inc.                                                                              3,622,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        21,106,061
-----------------------------------------------------------------------------------------------------------------------------------

Textiles & Apparel -- 1.3%
      98,800     The Timberland Co., Class A Shares*                                                                     5,873,660
-----------------------------------------------------------------------------------------------------------------------------------
                 TOTAL CONSUMER DISCRETIONARY                                                                           65,822,228
===================================================================================================================================

CONSUMER STAPLES -- 3.7%
Food & Drug Retailing -- 0.8%
     105,800     Performance Food Group Co.*                                                                             3,634,230
-----------------------------------------------------------------------------------------------------------------------------------

Food Products -- 1.7%
     146,100     Hain Celestial Group, Inc.*                                                                             3,227,349
     260,900     Sensient Technologies Corp.                                                                             4,871,003
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,098,352
-----------------------------------------------------------------------------------------------------------------------------------

Personal Products -- 1.2%
     352,350     Steiner Leisure Ltd.*                                                                                   5,708,070
-----------------------------------------------------------------------------------------------------------------------------------
                 TOTAL CONSUMER STAPLES                                                                                 17,440,652
===================================================================================================================================

ENERGY -- 3.9%
Energy Equipment & Services -- 1.4%
      74,000     RPC, Inc.                                                                                                 824,360
     155,000     Superior Energy Services, Inc.*                                                                         1,562,400
     239,400     Varco International, Inc.*                                                                              4,311,594
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,698,354
-----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

          3 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                                                                     MARCH 31, 2004

     SHARES                                                      SECURITY                                               VALUE
===================================================================================================================================

Oil & Gas -- 2.5%
     245,200     Denbury Resources Inc.*                                                                              $  4,134,072
      56,028     Newfield Exploration Co.*                                                                               2,685,422
     183,791     XTO Energy, Inc.                                                                                        4,638,885
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        11,458,379
-----------------------------------------------------------------------------------------------------------------------------------
                 TOTAL ENERGY                                                                                           18,156,733
===================================================================================================================================

FINANCIALS -- 19.3%
Banks -- 8.9%
      82,000     AMCORE Financial, Inc.                                                                                  2,442,780
      49,100     BancTrust Financial Group, Inc.                                                                           859,250
      20,900     CityBank                                                                                                  719,587
     110,800     Corus Bankshares, Inc.                                                                                  4,464,132
     112,100     Cullen/Frost Bankers, Inc.                                                                              4,793,396
      80,800     Downey Financial Corp.                                                                                  4,274,320
     209,800     First Charter Corp.                                                                                     4,416,290
     110,000     First State Bancorp.                                                                                    3,394,600
      35,000     IBERIABANK Corp.                                                                                        2,059,750
     119,200     Pacific Capital Bancorp                                                                                 4,728,664
     100,075     Sterling Bancorp                                                                                        2,917,186
     110,400     Umpqua Holdings Corp.                                                                                   2,228,976
      86,600     Webster Financial Corp.                                                                                 4,391,486
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        41,690,417
-----------------------------------------------------------------------------------------------------------------------------------

Diversified Financials -- 1.2%
      38,500     Financial Federal Corp.*                                                                                1,287,055
      98,900     First Albany Cos. Inc.                                                                                  1,368,776
     114,900     Portfolio Recovery Associates, Inc.*                                                                    3,095,406
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,751,237
-----------------------------------------------------------------------------------------------------------------------------------

Insurance -- 4.1%
     269,000     CNA Surety Corp.*                                                                                       2,972,450
     185,900     The Midland Co.                                                                                         4,638,205
     101,000     RLI Corp.                                                                                               3,898,600
     216,200     Scottish Re Group Ltd.                                                                                  5,229,878
      50,100     Triad Guaranty Inc.*                                                                                    2,642,775
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        19,381,908
-----------------------------------------------------------------------------------------------------------------------------------

Real Estate -- 5.1%
     109,700     American Land Lease, Inc.                                                                               2,241,171
      98,200     Cousins Properties, Inc.                                                                                3,219,978
      76,900     Duke Realty Corp.                                                                                       2,669,968
     168,100     Equity One, Inc.                                                                                        3,230,882
     245,300     Host Marriott Corp.*                                                                                    3,134,934
     150,000     LaSalle Hotel Properties                                                                                3,540,000
      68,400     Liberty Property Trust                                                                                  3,078,000
      51,700     Pan Pacific Retail Properties, Inc.                                                                     2,693,570
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        23,808,503
-----------------------------------------------------------------------------------------------------------------------------------
                 TOTAL FINANCIALS                                                                                       90,632,065
===================================================================================================================================
                       See Notes to Financial Statements.

          4 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report


 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                                                                     MARCH 31, 2004

     SHARES                                                      SECURITY                                               VALUE
===================================================================================================================================

HEALTHCARE -- 6.4%
Healthcare Equipment & Supplies -- 0.2%
      17,300     Millipore Corp.*                                                                                        $ 888,874
-----------------------------------------------------------------------------------------------------------------------------------

Healthcare Providers & Services -- 5.6%
      81,500     AMERIGROUP Corp.*                                                                                       3,724,550
     189,000     Apria Healthcare Group Inc.*                                                                            5,658,660
     353,200     Cross Country Healthcare, Inc.*                                                                         5,880,780
     191,800     National Dentex Corp.*                                                                                  5,216,960
     280,200     RehabCare Group, Inc.*                                                                                  5,570,376
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        26,051,326
-----------------------------------------------------------------------------------------------------------------------------------

Pharmaceuticals -- 0.6%
     241,000     Bentley Pharmaceuticals, Inc.*                                                                          2,894,410
-----------------------------------------------------------------------------------------------------------------------------------
                 TOTAL HEALTHCARE                                                                                       29,834,610
===================================================================================================================================

INDUSTRIALS -- 29.2%
Aerospace & Defense -- 1.4%
     118,300     DRS Technologies, Inc.*                                                                                 3,310,034
     141,500     The Fairchild Corp., Class A Shares*                                                                      704,670
     217,400     HEICO Corp., Class A Shares                                                                             2,676,194
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,690,898
-----------------------------------------------------------------------------------------------------------------------------------

Airlines -- 1.4%
     328,200     SkyWest, Inc.                                                                                           6,314,568
-----------------------------------------------------------------------------------------------------------------------------------

Building Products -- 2.0%
     193,500     Crane Co.                                                                                               6,385,500
     330,300     Patrick Industries, Inc.*                                                                               3,174,183
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,559,683
-----------------------------------------------------------------------------------------------------------------------------------

Commercial Services & Supplies -- 7.2%
     113,700     John H. Harland Co.                                                                                     3,538,344
     398,100     Labor Ready, Inc.*                                                                                      5,382,312
     348,800     MedQuist Inc.*                                                                                          5,490,112
     222,700     Pegasus Solutions, Inc.*                                                                                2,601,136
   1,125,700     Stonepath Group, Inc.*                                                                                  4,367,716
     146,785     United Stationers Inc.*                                                                                 6,179,649
     240,400     Watson Wyatt & Co. Holdings*                                                                            6,067,696
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        33,626,965
-----------------------------------------------------------------------------------------------------------------------------------

Construction & Engineering -- 0.7%
      94,400     EMCOR Group, Inc.*                                                                                      3,464,480
-----------------------------------------------------------------------------------------------------------------------------------

Electrical Equipment -- 0.4%
      10,100     A.O. Smith Corp.                                                                                          292,395
      88,200     Powell Industries, Inc.*                                                                                1,566,432
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,858,827
-----------------------------------------------------------------------------------------------------------------------------------

Machinery -- 14.3%
     300,100     AGCO Corp.*                                                                                             6,215,071
     216,100     Albany International Corp., Class A Shares                                                              5,810,929
      90,600     Cummins Inc.                                                                                            5,295,570
     101,800     Harsco Corp.                                                                                            4,631,900
     140,400     IDEX Corp.                                                                                              6,104,592
     220,400     Kaydon Corp.                                                                                            6,067,612


                       See Notes to Financial Statements.

          5 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report


 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                                                                     MARCH 31, 2004

     SHARES                                                      SECURITY                                               VALUE
===================================================================================================================================

Machinery -- 14.3% (continued)
      76,400     Kennametal Inc.                                                                                       $ 3,153,028
     142,500     Lindsay Manufacturing Co.                                                                               3,431,400
     147,200     Mueller Industries, Inc.*                                                                               5,003,328
     148,700     Navistar International Corp.*                                                                           6,817,895
     109,300     Pentair, Inc.                                                                                           6,448,700
      68,800     Thomas Industries Inc.                                                                                  2,167,200
     249,700     The Timken Co.                                                                                          5,800,531
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        66,947,756
-----------------------------------------------------------------------------------------------------------------------------------

Marine -- 0.8%
     105,600     Kirby Corp.*                                                                                            3,568,224
-----------------------------------------------------------------------------------------------------------------------------------

Road & Rail -- 1.0%
     170,500     Arkansas Best Corp.                                                                                     4,567,695
-----------------------------------------------------------------------------------------------------------------------------------
                 TOTAL INDUSTRIALS                                                                                     136,599,096
===================================================================================================================================

INFORMATION TECHNOLOGY -- 12.8%
Communications Equipment-- 0.9%
      62,300     Bel Fuse Inc., Class B Shares                                                                           2,039,702
      44,100     Black Box Corp.                                                                                         2,363,319
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,403,021
-----------------------------------------------------------------------------------------------------------------------------------

Computers & Peripherals -- 1.7%
     116,200     Electronics for Imaging, Inc.*                                                                          2,855,034
      92,300     Mercury Computer Systems, Inc.*                                                                         2,353,650
     184,400     Rimage Corp.*                                                                                           2,854,512
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,063,196
-----------------------------------------------------------------------------------------------------------------------------------

Electronic Equipment & Instruments -- 3.9%
     195,900     Exar Corp.*                                                                                             3,624,150
     178,400     I.D. Systems, Inc.*                                                                                     1,143,544
     146,000     Richardson Electronics, Ltd.                                                                            1,768,060
     124,200     Roper Industries, Inc.                                                                                  5,992,650
      85,300     Tech Data Corp.*                                                                                        3,492,182
     162,600     Woodhead Industries, Inc.                                                                               2,439,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        18,459,586
-----------------------------------------------------------------------------------------------------------------------------------

IT Consulting & Services -- 0.4%
     124,000     Perot Systems Corp., Class A Shares*                                                                    1,649,200
-----------------------------------------------------------------------------------------------------------------------------------

Office Electronics -- 1.2%
     434,100     IKON Office Solutions, Inc.                                                                             5,556,480
-----------------------------------------------------------------------------------------------------------------------------------

Semiconductor Equipment & Products -- 1.0%
     109,000     Cabot Microelectronics Corp.*                                                                           4,604,160
-----------------------------------------------------------------------------------------------------------------------------------

Software -- 3.7%
     236,100     Dendrite International, Inc.*                                                                           3,777,600
     250,100     EPIQ Systems, Inc.*                                                                                     4,096,638
     287,700     Inet Technologies, Inc.*                                                                                3,570,357
     231,400     NetIQ Corp.*                                                                                            3,230,344
     144,800     Networks Associates, Inc.*                                                                              2,606,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        17,281,339
-----------------------------------------------------------------------------------------------------------------------------------
                 TOTAL INFORMATION TECHNOLOGY                                                                           60,016,982
===================================================================================================================================


                       See Notes to Financial Statements.

          6 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report


 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                                                                     MARCH 31, 2004

     SHARES                                                      SECURITY                                               VALUE
===================================================================================================================================

MATERIALS -- 6.4%
Chemicals -- 2.3%
     182,600     A. Schulman, Inc.                                                                                     $ 3,588,090
     102,900     Cabot Corp.                                                                                             3,375,120
     239,700     Millennium Chemicals Inc.*                                                                              3,581,118
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10,544,328
-----------------------------------------------------------------------------------------------------------------------------------

Containers & Packaging -- 2.0%
     118,400     AptarGroup, Inc.                                                                                        4,546,560
     273,300     Smurfit-Stone Container Corp.*                                                                          4,807,347
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         9,353,907
-----------------------------------------------------------------------------------------------------------------------------------

Metals & Mining -- 1.1%
     206,900     Gibraltar Steel Corp.                                                                                   5,085,602
-----------------------------------------------------------------------------------------------------------------------------------

Paper & Forest Products -- 1.0%
      77,200     Glatfelter                                                                                                867,728
     236,100     Pope & Talbot, Inc.                                                                                     4,058,559
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         4,926,287
-----------------------------------------------------------------------------------------------------------------------------------
                 TOTAL MATERIALS                                                                                        29,910,124
===================================================================================================================================

UTILITIES -- 1.5%
Electric Utilities-- 0.3%
      42,500     MGE Energy, Inc.                                                                                        1,311,125
-----------------------------------------------------------------------------------------------------------------------------------

Gas Utilities -- 1.2%
      73,000     New Jersey Resources Corp.                                                                              2,759,400
      90,900     Northwest Natural Gas Co.                                                                               2,840,625
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,600,025
-----------------------------------------------------------------------------------------------------------------------------------
                 TOTAL UTILITIES                                                                                         6,911,150
===================================================================================================================================

                 TOTAL COMMON STOCK
                 (Cost -- $353,944,783)                                                                                455,323,640
===================================================================================================================================

      FACE
     AMOUNT                                                      SECURITY                                               VALUE
===================================================================================================================================

REPURCHASE AGREEMENT -- 2.7%
$ 12,801,000     UBS Securities LLC dated 3/31/04, 1.000% due 4/1/04; Proceeds at maturity -- $12,801,356;
                   (Fully collateralized by U.S. Treasury Bills, due 5/13/04 to 9/23/04; Market value --
                   $13,057,074) (Cost -- $12,801,000)                                                                   12,801,000
===================================================================================================================================
                 TOTAL INVESTMENTS-- 100.0%
                 (Cost -- $366,745,783**)                                                                             $468,124,640
===================================================================================================================================

  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is substantially the same.

                                        See Notes to Financial Statements.

          7 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report


 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                                                                     MARCH 31, 2004
ASSETS:
     Investments, at value (Cost -- $366,745,783)                                                                  $  468,124,640
     Cash                                                                                                                     928
     Receivable for securities sold                                                                                     3,621,390
     Receivable for Fund shares sold                                                                                    1,381,381
     Dividends and interest receivable                                                                                    279,703
     Prepaid expenses                                                                                                      34,899
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                                                     473,442,941
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:

     Payable for securities purchased                                                                                   3,687,894
     Management fee payable                                                                                               292,244
     Payable for Fund shares reacquired                                                                                   281,792
     Distribution plan fees payable                                                                                       111,054
     Accrued expenses                                                                                                     131,510
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                                                  4,504,494
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                     $468,938,447
===================================================================================================================================

NET ASSETS:
     Par value of capital shares                                                                                     $     22,912
     Capital paid in excess of par value                                                                              342,924,764
     Accumulated net investment loss                                                                                     (922,660)
     Accumulated net realized gain from investment transactions and futures contracts                                  25,534,574
     Net unrealized appreciation of investments                                                                       101,378,857
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                     $468,938,447
===================================================================================================================================

SHARES OUTSTANDING:
     Class A                                                                                                            6,884,854
     ------------------------------------------------------------------------------------------------------------------------------
     Class B                                                                                                            7,335,790
     ------------------------------------------------------------------------------------------------------------------------------
     Class L                                                                                                            6,704,524
     ------------------------------------------------------------------------------------------------------------------------------
     Class Y                                                                                                            1,986,799
     ------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE:
     Class A (and redemption price)                                                                                        $20.70
     ------------------------------------------------------------------------------------------------------------------------------
     Class B *                                                                                                             $20.31
     ------------------------------------------------------------------------------------------------------------------------------
     Class L *                                                                                                             $20.31
     ------------------------------------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                                                        $20.77
     ------------------------------------------------------------------------------------------------------------------------------

MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
     Class A (net asset value plus 5.26% of net asset value)                                                               $21.79
===================================================================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.

          8 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report


 STATEMENT OF OPERATIONS (UNAUDITED)                                                        FOR THE SIX MONTHS ENDED MARCH 31, 2004
INVESTMENT INCOME:
     Dividends                                                                                                        $ 2,329,298
     Interest                                                                                                             110,911
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                                                                            2,440,209
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
     Management fee (Note 2)                                                                                            1,604,037
     Distribution plan fees (Note 6)                                                                                    1,510,872
     Transfer agency services (Note 6)                                                                                    198,615
     Shareholder communications (Note 6)                                                                                   32,211
     Registration fees                                                                                                     26,759
     Custody                                                                                                               21,204
     Audit and legal                                                                                                       17,960
     Directors' fees                                                                                                       12,080
     Other                                                                                                                  3,752
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                                                                     3,427,490
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                      (987,281)
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
     Realized Gain From:
        Investment transactions                                                                                        30,506,969
        Futures contracts                                                                                                 707,200
-----------------------------------------------------------------------------------------------------------------------------------
     NET REALIZED GAIN                                                                                                 31,214,169
-----------------------------------------------------------------------------------------------------------------------------------

     Change in Net Unrealized Appreciation of Investments:
        Beginning of period                                                                                            58,917,437
        End of period                                                                                                 101,378,857
-----------------------------------------------------------------------------------------------------------------------------------
     INCREASE IN NET UNREALIZED APPRECIATION                                                                           42,461,420
-----------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FUTURES CONTRACTS                                                                          73,675,589
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                                                                $72,688,308
===================================================================================================================================

                       See Notes to Financial Statements.

          9 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report


 STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
AND THE YEAR ENDED SEPTEMBER 30, 2003
                                                                                                  2004                    2003
===================================================================================================================================

OPERATIONS:
     Net investment loss                                                                      $   (987,281)          $   (568,869)
     Net realized gain                                                                          31,214,169             21,116,524
     Increase in net unrealized appreciation                                                    42,461,420             52,222,041
-----------------------------------------------------------------------------------------------------------------------------------
     INCREASE IN NET ASSETS FROM OPERATIONS                                                     72,688,308             72,769,696
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
     Net realized gains                                                                        (22,270,541)            (3,960,523)
-----------------------------------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                 (22,270,541)            (3,960,523)
-----------------------------------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 8):
     Net proceeds from sale of shares                                                           77,235,054             88,969,059
     Net asset value of shares issued for reinvestment of dividends                             21,127,525              3,750,624
     Cost of shares reacquired                                                                 (48,891,482)           (68,896,536)
-----------------------------------------------------------------------------------------------------------------------------------
     INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                                        49,471,097             23,823,147
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                                                          99,888,864             92,632,320

NET ASSETS:
     Beginning of period                                                                       369,049,583            276,417,263
-----------------------------------------------------------------------------------------------------------------------------------
     End of period*                                                                           $468,938,447           $369,049,583
===================================================================================================================================
*   Includes undistributed net investment income of:                                                    --                $64,621
===================================================================================================================================
*   Includes accumulated net investment loss of:                                                 $(922,660)                    --
===================================================================================================================================


                       See Notes to Financial Statements.

         10 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Barney Small Cap Value Fund ("Fund"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of this Fund and eight other separate investment funds: Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value Fund (formerly known as Smith Barney Premier Selections Large Cap Fund), Smith Barney Multiple Discipline Funds -- All Cap Growth and Value Fund (formerly known as Smith Barney Premier Selections All Cap Growth
Fund), Smith Barney Multiple Discipline Funds -- Global All Cap Growth and Value Fund (formerly known as Smith Barney Premier Selections Global Growth Fund), Smith Barney Group Spectrum Fund and Smith Barney Small Cap Growth Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) dividend income is recorded on date and interest income is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) gains or losses on the sale of securities are calculated using the specific identification method; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (j) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (l) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

         11 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report

2.  MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

Smith Barney Fund Management LLC("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended March 31, 2004, the Fund paid transfer agent fees of $194,757 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended March 31, 2004, CGMand its affiliates did not receive any brokerage commissions.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2004, CGM received sales charges of approximately $177,000 and $72,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended March 31, 2004, CDSCs paid to CGM were approximately:

                                                  Class B               Class L
================================================================================
 CDCSs                                           $109,000                $5,000
================================================================================

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. INVESTMENTS

During the six months ended March 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were substantially as follows:

================================================================================
Purchases                                                          $162,665,511
--------------------------------------------------------------------------------
Sales                                                               117,071,286
================================================================================

         12 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report

At March 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                     $ 103,047,443
Gross unrealized depreciation                                        (1,668,586)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 101,378,857
================================================================================

4. REPURCHASE AGREEMENTS

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. FUTURES CONTRACTS

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At March 31, 2004, the Fund did not hold any futures contracts.

6. CLASS SPECIFIC EXPENSES

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended March 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                         CLASS A       CLASS B         CLASS L
================================================================================
Rule 12b-1 Distribution Plan Fees        $154,355      $722,464        $634,053
================================================================================


         13 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report

For the six months ended March 31, 2004, total Transfer Agency Service expenses were as follows:

                                                            CLASS A             CLASS B              CLASS L              CLASS Y
==================================================================================================================================
Transfer Agency Service Expenses                            $54,363             $69,477              $68,610               $6,165
==================================================================================================================================

For the six months ended March 31, 2004, total Shareholder Communication expenses were as follows:

                                                            CLASS A             CLASS B              CLASS L              CLASS Y
==================================================================================================================================
Shareholder Communications Expenses                          $6,535             $13,953              $11,693               $30
==================================================================================================================================


7. DISTRIBUTIONS PAID TO SHAREHOLDERS BY CLASS

                                                                                      SIX MONTHS ENDED             YEAR ENDED
                                                                                       MARCH 31, 2004           SEPTEMBER 30, 2003
==================================================================================================================================

CLASS A
Net realized gains                                                                       $6,325,351                 $1,027,798
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                    $6,325,351                 $1,027,798
==================================================================================================================================

Class B
Net realized gains                                                                       $7,643,465                 $1,614,903
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                    $7,643,465                 $1,614,903
==================================================================================================================================

Class L
Net realized gains                                                                       $6,657,543                 $1,317,822
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                    $6,657,543                 $1,317,822
==================================================================================================================================

Class Y*
Net realized gains                                                                       $1,644,182                         --
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                    $1,644,182                         --
==================================================================================================================================

* For the period April 14, 2003 (inception date) to September 30, 2003.

8. CAPITAL SHARES

At March 31, 2004, the Company had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

         14 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report

Transactions in shares of
each class were as follows:

                                                           SIX MONTHS ENDED                                  YEAR ENDED
                                                            MARCH 31, 2004                               SEPTEMBER 30, 2003
                                                 ------------------------------------             ----------------------------------
                                                   SHARES                   AMOUNT                 SHARES                 AMOUNT
====================================================================================================================================

CLASS A
Shares sold                                      1,864,105              $ 37,144,490             1,817,521            $ 29,822,064
Shares issued on reinvestment                      303,138                 6,026,382                64,745                 972,468
Shares reacquired                                 (862,475)              (17,125,154)           (1,299,565)            (20,722,453)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                     1,304,768              $ 26,045,718               582,701            $ 10,072,079
====================================================================================================================================

CLASS B
Shares sold                                        389,585              $  7,631,552               972,080            $ 15,151,999
Shares issued on reinvestment                      365,804                 7,151,471               101,740               1,514,905
Shares reacquired                                 (739,800)              (14,554,604)           (1,621,938)            (24,866,650)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                             15,589              $    228,419              (548,118)           $ (8,199,746)
====================================================================================================================================

CLASS L
Shares sold                                        799,473              $ 15,660,054             1,012,174            $ 16,069,286
Shares issued on reinvestment                      326,456                 6,378,942                84,839               1,263,251
Shares reacquired                                 (640,426)              (12,568,236)           (1,236,977)            (18,766,788)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            485,503              $  9,470,760              (139,964)           $ (1,434,251)
====================================================================================================================================

CLASS Y*
Shares sold                                        839,259               $16,798,958             1,558,872            $ 27,925,710
Shares issued on reinvestment                       78,773                 1,570,730                    --                      --
Shares reacquired                                 (231,225)               (4,643,488)             (258,880)             (4,540,645)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                       686,807               $13,726,200             1,299,992            $ 23,385,065
====================================================================================================================================

* For the period April 14, 2003 (inception date) to September 30, 2003.

9. ADDITIONAL INFORMATION

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

         15 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

10. SUBSEQUENT EVENT

Effective April 29, 2004, Class L shares were renamed as Class C shares.

In addition, effective May 7, 2004, Peter Hable, investment officer of SBFM is the sole portfolio manager for the Fund. Mr. Hable has been responsible for the day-to-day management of the Fund's portfolio since its inception. Thomas B. Driscoll, III, no longer assists in managing the portfolio.

         16 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

CLASS A SHARES                              2004(1)(2)       2003(2)         2002(2)        2001(2)        2000(2)       1999(2)(3)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD          $18.24         $14.45         $14.19          $14.85         $12.10          $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment income                        0.00*          0.06           0.09            0.20           0.16            0.15
   Net realized and unrealized gain             3.52           3.94           0.64            0.27           2.78            0.55
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                    3.52           4.00           0.73            0.47           2.94            0.70
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                          --             --          (0.14)          (0.18)         (0.19)             --
   Net realized gains                          (1.06)         (0.21)         (0.33)          (0.95)            --              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (1.06)         (0.21)         (0.47)          (1.13)         (0.19)             --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $20.70         $18.24         $14.45          $14.19         $14.85          $12.10
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   19.52%++       27.98%          4.88%           3.26%         24.71%           6.14%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)            $142,513       $101,798        $72,196         $52,670        $40,693         $37,308
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                     1.14%+         1.19%          1.18%           1.20%          1.28%           1.32%+
   Net investment income                        0.01+          0.36           0.58            1.33           1.28            1.94+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           29%            68%            49%             47%            48%              7%
====================================================================================================================================

(1) For the six months ended March 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period February 26, 1999 (inception date) to September 30, 1999.
++  Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.
*   Amount represents less than $0.01 per share.

         17 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report


 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of capital stock outstanding throughout each year ended September
30, unless otherwise noted:

CLASS B SHARES                              2004(1)(2)       2003(2)         2002(2)        2001(2)        2000(2)       1999(2)(3)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD          $17.99         $14.35         $14.10          $14.76         $12.05          $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (loss)                (0.07)         (0.06)         (0.03)           0.08           0.07            0.09
   Net realized and unrealized gain             3.45           3.91           0.63            0.28           2.76            0.56
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                    3.38           3.85           0.60            0.36           2.83            0.65
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                          --             --          (0.02)          (0.07)         (0.12)             --
   Net realized gains                          (1.06)         (0.21)         (0.33)          (0.95)            --              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (1.06)         (0.21)         (0.35)          (1.02)         (0.12)             --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $20.31         $17.99         $14.35          $14.10         $14.76          $12.05
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   19.00%++       27.12%          4.03%           2.52%         23.70%           5.70%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)            $149,002       $131,657       $112,946         $83,426        $65,125         $60,620
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   EXPENSES                                     1.90%+         1.95%          1.94%           1.97%          2.04%           2.08%+
   Net investment income (loss)                (0.76)+        (0.41)         (0.19)           0.56           0.52            1.19+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           29%            68%            49%             47%            48%              7%
====================================================================================================================================

(1) For the six months ended March 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period February 26, 1999 (inception date) to September 30, 1999.
++  Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

         18 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report


 Financial Highlights (continued)
For a share of capital stock outstanding throughout each year ended September
30, unless otherwise noted:

CLASS L SHARES                              2004(1)(2)       2003(2)         2002(2)        2001(2)        2000(2)       1999(2)(3)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD          $17.98         $14.35         $14.10          $14.76         $12.05          $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (loss)                (0.08)         (0.06)         (0.03)           0.08           0.07            0.09
   Net realized and unrealized gain             3.47           3.90           0.63            0.28           2.76            0.56
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                    3.39           3.84           0.60            0.36           2.83            0.65
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                          --             --          (0.02)          (0.07)         (0.12)             --
   Net realized gains                          (1.06)         (0.21)         (0.33)          (0.95)            --              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (1.06)         (0.21)         (0.35)          (1.02)         (0.12)             --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $20.31         $17.98         $14.35          $14.10         $14.76          $12.05
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   19.07%++       27.05%          4.04%           2.52%         23.70%           5.70%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)            $136,154       $111,838        $91,275         $69,712        $46,299         $43,212
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                     1.91%+         1.96%        1.94%             1.96%          2.04%           2.08%+
   Net investment income (loss)                (0.77)+        (0.41)       (0.19)             0.55           0.52            1.20+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           29%            68%            49%             47%            48%              7%
====================================================================================================================================

(1) For the six months ended March 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period February 26, 1999 (inception date) to September 30, 1999.
++  Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

         19 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report


 Financial Highlights (continued)
For a share of capital stock outstanding throughout the period ended
September 30:

CLASS Y SHARES                                                                                           2004(1)(2)      2003(2)(3)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                                                       $18.27          $14.57
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment income                                                                                     0.03            0.06
   Net realized and unrealized gain                                                                          3.53            3.64
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                                                                 3.56            3.70
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net realized gains                                                                                       (1.06)             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                         (1.06)             --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                             $20.77          $18.27
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN++                                                                                              19.71%          25.39%
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                                                                          $41,269         $23,757
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
   Expenses                                                                                                  0.83%           0.80%
   Net investment income                                                                                     0.32            0.75
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                                                        29%             68%
====================================================================================================================================

(1) For the six months ended March 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period April 14, 2003 (inception date) to September 30, 2003.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

         20 SMITH BARNEY SMALL CAP VALUE FUND | 2004 Semi-Annual Report

                                  SMITH BARNEY
                              SMALL CAP VALUE FUND

    DIRECTORS
    Paul R. Ades
    Dwight B. Crane
    R. Jay Gerken, CFA
      Chairman
    Frank G. Hubbard
    Jerome H. Miller
    Ken Miller

    OFFICERS
    R. Jay Gerken, CFA
    President and
    Chief Executive Officer

    Andrew B. Shoup
    Senior Vice President and
    Chief Administrative Officer

    Richard L. Peteka
    Chief Financial Officer
    and Treasurer

    John G. Goode
    Vice President and
    Investment Officer

    Peter J. Hable
    Vice President and
    Investment Officer

    Thomas B. Driscoll
    Vice President and
    Investment Officer

    Andrew Beagley
    Chief Anti-Money Laundering
    Compliance Officer

    Kaprel Ozsolak
    Controller

    Robert I. Frenkel
    Secretary and
    Chief Legal Officer

    INVESTMENT MANAGER
    Smith Barney Fund
      Management LLC

    DISTRIBUTOR
    Citigroup Global Markets Inc.


    CUSTODIAN
    State Street Bank and
      Trust Company

    TRANSFER AGENT
    Citicorp Trust Bank, fsb.
    125 Broad Street, 11th Floor
    New York, New York 10004

    SUB-TRANSFER AGENT
    PFPC Inc.
    P.O. Box 9699
    Providence, Rhode Island
    02940-9699

         SMITH BARNEY INVESTMENT FUNDS INC.
--------------------------------------------------------------------------------
         SMITH BARNEY SMALL CAP VALUE FUND

         The Fund is a separate investment fund of the Smith Barney Investment
         Funds Inc., a Maryland corporation.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, be telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Small Cap Value Fund, but it also may be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

SMITH BARNEY SMALL CAP VALUE FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

THIS DOCUMENT MUST BE PRECEDED OR ACCOMPANIED BY A FREE PROSPECTUS. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WWW.SMITHBARNEYMUTUALFUNDS.COM

(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD01653  5/04                          04-6643

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY INVESTMENT FUNDS INC.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY INVESTMENT FUNDS INC.

Date:    June 7, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY INVESTMENT FUNDS INC.

Date:    June 7, 2004

By:      /s/ RICHARD L. PETEKA
         Richard L. Peteka
         Chief Financial Officer of
         SMITH BARNEY INVESTMENT FUNDS INC.

Date:    June 7, 2004